Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Debt Expense [Abstract]
Interest expense	$ 28,485	$ 21,218	$ 19,484
Interest capitalized	(8,476)	(5,525)	(1,616)
Swap effect	48,346	52,379	51,839
Amortization and write off of financing costs	1,157	2,747	1,827
Commitment fees	4,921	4,369	188
Bank charges and other	301	253	227
Total	$ 74,734	$ 75,441	$ 71,949